Stock-Based Compensation - Schedule of of Share-based Payment Arrangement, RSU, Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs Granted | shares	5,041,197
RSUs Vested | shares	(37,043)
RSUs Forfeited | shares	(79,911)
Ending balance | shares	4,924,243
Options, vested or expected to vest | shares	4,924,243
Weighted-average grant date fair value per share, granted | $ / shares	$ 6.33
Weighted-average grant date fair value per share, vested | $ / shares	7.61
Weighted-average grant date fair value per share, forfeited | $ / shares	7.61
Weighted-average grant date fair value per share, ending balance | $ / shares	6.30
Weighted-average grant date fair value per share, expected to vest | $ / shares	$ 6.30